RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
General and administrative expense	$ 74,964	$ 72,454	$ 80,282
Related Party [Member]
Related Party Transaction [Line Items]
Long-term investment	40	40
General and administrative expense	$ 804	$ 780	$ 696